Consolidated Statements of Comprehensive Income / (Loss) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement of Comprehensive Income/ (Loss) [abstract]
Profit/(loss) for the year	₨ (42,100)	$ (558)	₨ 76,229	₨ 47,284
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit obligation	(2,118)	(28)	(403)	71
Tax credit	714	9	247	30
Loss on fair value of financial asset investment	(738)	(10)	(446)
Items that will be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	8,217	109	7,719	87,583
Tax (expense)/ credit	340	4	(249)	(29)
Gain on available-for-sale financial investments				900
Gain/(loss) on cash flow hedges recognised during the year	1,254	17	1,134	(3,981)
Tax (expense)/ credit	(438)	(6)	(513)	1,572
(Gain)/loss on cash flow hedges recycled to profit or loss	(327)	(4)	(1,838)	3,533
Tax credit/ (expense)	114	2	595	(1,226)
Total other comprehensive income for the year, net of income tax	7,018	93	6,246	88,453
Total comprehensive income / (loss) for the year	(35,082)	(465)	82,475	135,737
Total Comprehensive Income/(Loss) attributable to:
Equity holders of the parent	(52,950)	(702)	56,854	101,802
Non-controlling interests	17,868	237	25,621	33,935
Total Comprehensive Income / (loss) for the year	₨ (35,082)	$ (465)	₨ 82,475	₨ 135,737